Segment Information - Summary of Information by Geographical Area (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [Line Items]
Revenue	$ 305,179	$ 233,591	$ 264,960
Singapore
Disclosure of geographical areas [Line Items]
Revenue	62,046	42,533	46,551
Asia Oceania And Africa [Member]
Disclosure of geographical areas [Line Items]
Revenue	114,683	87,635	95,892
Third-party revenue increase (decrease)		4,532
United States [Member]
Disclosure of geographical areas [Line Items]
Revenue	$ 66,854	44,615	$ 50,666
Third-party revenue increase (decrease)		$ (4,532)